Property and Equipment, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	June 30, 2021	December 31, 2020
Lab equipment	$33,239	$23,491
Office equipment	3,224	2,928
Furniture and fixtures	1,355	1,340
Leasehold improvements	12,411	10,629
Assets under construction	2,651	14,321
Less: accumulated depreciation	(18,690)	(14,663)
Total property and equipment, net	$34,190	$38,046
Depreciation expense for the three months ended June 30, 2021 and 2020 was $2.2 million and $1.2 million, respectively, and for the six months ended June 30, 2021 and 2020, was $4.1 million and $2.5 million, respectively.